Disposals - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates	£ 13
Tax on disposal of subsidiaries and associates		£ 51
Deferred income from vendor notes		360		£ 387
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Cash payment received from disposal of business		200
Deferred income from vendor notes		£ 180
Fair value of unconditional sale of assets | $			$ 225
Repayment percentage entitled for equity holders in future cash flow		20.00%
Repayment percentage accounted as net proceeds in future cash flow		20.00%